Share Capital and Equity Reserve - Additional Information (Detail)								12 Months Ended
	May 25, 2022 $ / shares	Feb. 25, 2022 $ / shares	Feb. 01, 2022 USD ($)	Feb. 01, 2022 CAD ($)	Dec. 14, 2021	Nov. 29, 2021 $ / shares	Aug. 27, 2021 $ / shares	Jun. 30, 2022 USD ($) contract shares $ / shares	Jun. 30, 2022 CAD ($) contract shares	Jun. 30, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested and exercisable								307,755		465,191
Weighted average remaining contractual life (years)								3 years 7 months 13 days	3 years 7 months 13 days
Liabilities from share-based payment transactions | $								$ 3,810,000		$ 4,688,000
Treasury shares outstanding value | $								264,000		$ 264,000
Dividends paid, ordinary shares per share | $ / shares	$ 0.08	$ 0.08				$ 0.08	$ 0.08
Dividends paid, ordinary shares | $								$ 12,637,000
PRSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued								1,189,541		590,674
Options vesting period								3 years	3 years
Options vesting percent								(100.00%)	(100.00%)
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested								97,458	97,458	0
Weighted average grant date fair value | $ / shares								$ 10.97		$ 12.14
Weighted average remaining contractual life (years)								2 years 7 months 6 days	2 years 7 months 6 days	3 years 2 months 12 days
PSU | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting percent								0.00%	0.00%
PSU | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting percent								(200.00%)	(200.00%)
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period								3 years	3 years
Options vesting percent								(33.30%)	(33.30%)
Number of other equity instruments vested								74,930	74,930	214,209
Weighted average grant date fair value | $ / shares								$ 10.85		$ 11.87
Weighted average remaining contractual life (years)								1 year 8 months 12 days	1 year 8 months 12 days	1 year 3 months 18 days
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period								1 year	1 year
Options vesting percent								(25.00%)	(25.00%)
Number of other equity instruments vested								421,427	421,427	324,010
Weighted average grant date fair value | $ / shares								$ 10.17		$ 13.94
Liabilities from share-based payment transactions | $								$ 3,810,000		$ 4,688,000
2000 Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options expire period								7 years	7 years
Options vesting period								4 years	4 years
Options vesting percent								(25.00%)	(25.00%)
Omnibus Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period					3 years
Options vesting percent					(33.30%)
Maximum percentage of shares available to be issued under plan					8.80%
Number of shares reserved for issuance								764,025
ESOP and ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued								94,697		68,089
Proceeds from issuing shares | $								$ 853,000		$ 512,000
Maximum number of shares an employee can purchase								350,000	350,000
Maximum discount from the market price								15.00%	15.00%
Maximum amount an employee can allocate per year | $									$ 15,000
Number of shares issued								94,697		68,089
Common shares remained available for grant								0
Sale price per share | $ / shares								$ 9.04		$ 7.52
Number of share options granted in share-based payment arrangement | contract								0	0
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount an employee can allocate per year | $				$ 15,000
Employer percent of matching contribution			33.00%	33.00%
Amount of maximum annual contributions per employee | $			$ 5,000
Employee Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued								253,702		106,844
Proceeds from issuing shares | $								$ 1,378,000		$ 656,000
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised								100,000,000